INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Increase (decrease) in gross carrying amount of intangible assets	$ (31,800)	$ 3,600
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Impairment loss	$ 75,311
Write down of remaining assets	$ 11,600	2,300
Minimum | Measurement Input, Perpetual Growth Rate
Intangible Asset, Acquired, Finite-Lived [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)	2.00%
Minimum | Measurement Input, Discount Rate
Intangible Asset, Acquired, Finite-Lived [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)	12.00%
Maximum | Measurement Input, Discount Rate
Intangible Asset, Acquired, Finite-Lived [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)	15.00%
California Reporting Unit
Intangible Asset, Acquired, Finite-Lived [Line Items]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	$ 4,200
New York Reporting Unit
Intangible Asset, Acquired, Finite-Lived [Line Items]
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Impairment loss	$ 75,300
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	18,200
Capitalized Amortization
Intangible Asset, Acquired, Finite-Lived [Line Items]
Ending inventory	$ 300	$ 200